WARRANT LIABILITY (Details Narrative) - USD ($)			9 Months Ended
	Sep. 29, 2023	Aug. 26, 2023	Dec. 31, 2023	Oct. 03, 2023
IfrsStatementLineItems [Line Items]
Exercisable aggregate ordinary shares			9,473,685
Exercise price			$ 1.90
Net proceeds warrants			$ 5,300,000
Estimated offering expenses			700,000
Non-accountable expenses		$ 15,950
Net proceeds warrant liability			5,300,000
Excess of the fair value of the warrant liabilities			3,100,000
Loss on warrant liabilities			2,400,000
Offering expenses			700,000
Change in the fair value of the warrant liabilities			1,000,000.0
Net proceeds warrant liability			$ 7,400,000
Series A Warrants [Member]
IfrsStatementLineItems [Line Items]
Ordinary shares purchase			3,157,895
Series B Warrants [Member]
IfrsStatementLineItems [Line Items]
Ordinary shares purchase			3,157,895
Exercise price			$ 2.26
Series C Warrants [Member]
IfrsStatementLineItems [Line Items]
Ordinary shares purchase			3,157,895
Exercise price			$ 2.26
Placement Agent Warrant [Member]
IfrsStatementLineItems [Line Items]
Interest rate		6.00%
Aggregate gross proceeds		$ 360,000
Management fee percentage		1.00%
Aggregate gross proceeds increase		$ 60,000.00
Non-accountable expenses		75,000
Clearing fees		$ 15,950
Purchase warrants		157,895
Sale of warrant percentage		5.00%
Exercise price warrant per share		$ 2.375
Seies B Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrant per share			0.97	$ 1.12
Seies C Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrant per share			1.32	1.48
Placement Agent Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrant per share			$ 1.31	$ 1.47
Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Number of stock sold	1,970,000
Purchase price of per share	$ 1.90
Purchase Agreement [Member] | Pre Funded Warrants [Member]
IfrsStatementLineItems [Line Items]
Purchase price of per share	$ 1.899
Purchase warrants	1,187,895
Exercise price	$ 0.001